UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® INTERMARKET INCOME TRUST I

CMK-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS InterMarket Income Trust I’s (the fund) Board of Trustees has adopted a managed distribution policy effective May 1, 2015. The fund seeks to pay monthly distributions based on an annual rate of 7.00% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® INTERMARKET INCOME TRUST I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
Investment Grade Corporates	46.7%
High Yield Corporates	37.4%
Non-U.S. Government Bonds	15.0%
Emerging Markets Bonds	5.1%
Asset-Backed Securities	1.7%
Commercial Mortgage-Backed Securities	1.5%
Floating Rate Loans	1.4%
Mortgage-Backed Securities	0.6%
Municipal Bonds	0.5%
Collateralized Debt Obligations	0.2%
U.S. Government Agencies (o)	0.0%
U.S. Treasury Securities	(13.7)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	3.9%
AA	7.9%
A	18.7%
BBB	37.9%
BB	19.5%
B	17.1%
CCC	4.0%
D	0.1%
Federal Agencies	0.6%
Not Rated	(13.3)%
Non-Fixed Income	0.2%
Cash & Other	3.4%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	6.7 yrs.

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	60.5%
United Kingdom	5.1%
Italy	4.7%
Canada	4.4%
Netherlands	2.9%
Japan	2.9%
France	2.6%
Germany	2.0%
Australia	1.8%
Other Countries	13.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Portfolio Composition – continued

From time to time Cash & Other may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
James Calmas	Lead and Investment Grade Debt Instruments Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Lower Quality Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

Other Notes – continued

The fund’s target annual distribution rate is calculated based on an annual rate of 7.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 107.5%
Issuer	Shares/Par	Value ($)
Aerospace - 0.9%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$155,000	$165,850
Bombardier, Inc., 7.75%, 3/15/20 (n)	55,000	56,788
Bombardier, Inc., 6.125%, 1/15/23 (n)	105,000	95,550
Bombardier, Inc., 7.5%, 3/15/25 (n)	55,000	52,594
CPI International, Inc., 8.75%, 2/15/18	145,000	149,350
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	240,000	256,800
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	50,000	44,500
TransDigm, Inc., 6%, 7/15/22	25,000	25,344
TransDigm, Inc., 6.5%, 7/15/24	65,000	66,300

		$913,076
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	$120,000	$127,050
PVH Corp., 4.5%, 12/15/22	90,000	91,350

		$218,400
Asset-Backed & Securitized - 3.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$260,000	$272,040
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.948%, 9/15/39	135,450	144,427
CWCapital Cobalt Ltd., “A4”, FRN, 5.765%, 5/15/46	177,491	190,099
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	227,635	227,586
Equity One ABS, Inc., FRN, 4.205%, 4/25/34	20,182	20,211
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	207,242	207,739
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	270,000	269,432
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 9/25/34	91,056	93,156
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (z)	200,000	199,815
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	300,000	299,700
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.773%, 6/15/49	396,688	416,003
Morgan Stanley Capital I Trust, “AM”, FRN, 5.683%, 4/15/49	400,000	419,258
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	147,643	147,150
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	303,239	304,322

		$3,210,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 3.5%
Accuride Corp., 9.5%, 8/01/18	$165,000	$170,363
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	521,000	524,745
Ford Motor Credit Co. LLC, FRN, 0.783%, 9/08/17	450,000	447,185
Ford Motor Credit Co. LLC, FRN, 1.213%, 1/09/18	200,000	200,969
General Motors Financial Co., Inc., 2.625%, 7/10/17	496,000	503,084
General Motors Financial Co., Inc., 3.45%, 4/10/22	593,000	583,973
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	170,000	181,002
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	43,800
Hyundai Capital America, 1.875%, 8/09/16 (n)	230,000	232,101
Lear Corp., 4.75%, 1/15/23	95,000	96,188
Lear Corp., 5.25%, 1/15/25	80,000	80,800
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	212,752
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	150,000	152,625

		$3,429,587
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/20	$400,000	$458,984

Broadcasting - 1.3%
AMC Networks, Inc., 7.75%, 7/15/21	$114,000	$123,975
Clear Channel Communications, Inc., 9%, 3/01/21	123,000	116,235
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	26,188
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	90,000	95,288
Discovery Communications, Inc., 3.45%, 3/15/25	316,000	304,465
Liberty Media Corp., 8.5%, 7/15/29	105,000	116,550
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,325
Netflix, Inc., 5.375%, 2/01/21	75,000	78,188
Netflix, Inc., 5.875%, 2/15/25 (n)	40,000	41,800
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	115,000	122,188
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	160,000	160,465
Univision Communications, Inc., 5.125%, 2/15/25 (n)	45,000	44,753

		$1,268,420
Brokerage & Asset Managers - 0.5%
CME Group, Inc., 3%, 3/15/25	$415,000	$412,660
E*Trade Financial Corp., 4.625%, 9/15/23	80,000	80,400

		$493,060
Building - 2.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$170,000	$178,075
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	95,000	95,771
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	70,000	74,113
CRH PLC, 8.125%, 7/15/18	210,000	247,609
Gibraltar Industries, Inc., 6.25%, 2/01/21	115,000	118,738

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
HD Supply, Inc., 7.5%, 7/15/20		$130,000	$140,563
Headwaters, Inc., 7.25%, 1/15/19		55,000	57,750
Martin Marietta Materials, Inc., 4.25%, 7/02/24		325,000	336,221
Martin Marietta Materials, Inc., FRN, 1.373%, 6/30/17		390,000	388,718
Nortek, Inc., 8.5%, 4/15/21		135,000	146,306
Owens Corning, Inc., 4.2%, 12/15/22		85,000	87,438
PriSo Acquisition Corp., 9%, 5/15/23 (n)		70,000	68,600
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		129,000	132,548

			$2,072,450
Business Services - 0.4%
Equinix, Inc., 4.875%, 4/01/20		$100,000	$103,250
Equinix, Inc., 5.375%, 1/01/22		30,000	31,219
Equinix, Inc., 5.375%, 4/01/23		55,000	56,650
Iron Mountain, Inc., 8.375%, 8/15/21		13,000	13,533
Iron Mountain, Inc., REIT, 6%, 8/15/23		35,000	37,100
NeuStar, Inc., 4.5%, 1/15/23		135,000	118,800

			$360,552
Cable TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		$40,000	$42,600
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		195,000	205,116
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		85,000	85,425
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		115,000	118,450
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		35,000	35,263
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		120,000	122,400
Cox Communications, Inc., 3.25%, 12/15/22 (n)		413,000	405,895
DISH DBS Corp., 7.875%, 9/01/19		40,000	45,200
DISH DBS Corp., 6.75%, 6/01/21		55,000	58,747
DISH DBS Corp., 5%, 3/15/23		130,000	125,288
DISH DBS Corp., 5.875%, 11/15/24		35,000	35,088
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		110,000	102,300
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		120,000	110,213
Intelsat Luxembourg S.A., 8.125%, 6/01/23		135,000	120,150
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	100,000	123,833
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$30,000	29,963
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,413
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		65,000	62,725
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		65,000	67,451
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		55,000	55,083
Time Warner Cable, Inc., 8.25%, 4/01/19		110,000	130,317

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Time Warner Cable, Inc., 4%, 9/01/21	$170,000	$175,682
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)	200,000	200,250

		$2,467,852
Chemicals - 1.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$128,000	$138,880
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	50,000	50,500
Dow Chemical Co., 8.55%, 5/15/19	390,000	479,300
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	90,000	89,550
Hexion U.S. Finance Corp., 6.625%, 4/15/20	60,000	56,550
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	110,000	100,925
Huntsman International LLC, 8.625%, 3/15/21	46,000	48,645
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	26,000	26,738
Tronox Finance LLC, 6.375%, 8/15/20	175,000	168,000
W.R. Grace & Co., 5.125%, 10/01/21 (n)	115,000	118,738

		$1,277,826
Computer Software - 0.5%
Oracle Corp., 5.375%, 7/15/40	$244,000	$278,059
Syniverse Holdings, Inc., 9.125%, 1/15/19	43,000	38,270
VeriSign, Inc., 4.625%, 5/01/23	125,000	123,438

		$439,767
Computer Software - Systems - 0.3%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$60,000	$64,500
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	55,000	57,613
Seagate HDD Cayman, 3.75%, 11/15/18	165,000	172,543

		$294,656
Conglomerates - 1.1%
Amsted Industries Co., 5%, 3/15/22 (n)	$180,000	$182,700
BC Mountain LLC, 7%, 2/01/21 (n)	115,000	104,650
EnerSys, 5%, 4/30/23 (n)	165,000	167,063
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	135,000	140,063
Entegris, Inc., 6%, 4/01/22 (n)	145,000	151,525
Renaissance Acquisition, 6.875%, 8/15/21 (n)	155,000	143,763
Rexel S.A., 6.125%, 12/15/19 (n)	200,000	211,600

		$1,101,364
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$75,000	$70,219

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.1%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$380,000	$387,209
Prestige Brands, Inc., 8.125%, 2/01/20	40,000	43,000
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	110,000	111,782
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	346,000	362,707
Spectrum Brands, Inc., 6.375%, 11/15/20	120,000	128,100
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	15,000	15,938
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	50,000	51,500

		$1,100,236
Consumer Services - 1.8%
ADT Corp., 6.25%, 10/15/21	$155,000	$166,238
ADT Corp., 4.125%, 6/15/23	45,000	42,188
Experian Finance PLC, 2.375%, 6/15/17 (n)	297,000	299,367
Garda World Security Corp., 7.25%, 11/15/21 (n)	30,000	29,400
Garda World Security Corp., 7.25%, 11/15/21 (n)	80,000	78,400
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	155,000	158,100
Monitronics International, Inc., 9.125%, 4/01/20	120,000	117,900
Priceline Group, Inc., 3.65%, 3/15/25	433,000	435,015
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	135,000	137,363
Service Corp. International, 7%, 6/15/17	160,000	174,200
Service Corp. International, 5.375%, 5/15/24	55,000	58,300

		$1,696,471
Containers - 1.4%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$213,000
Ball Corp., 5%, 3/15/22	85,000	87,338
Berry Plastics Group, Inc., 9.75%, 1/15/21	25,000	27,570
Berry Plastics Group, Inc., 5.5%, 5/15/22	145,000	148,353
Crown American LLC, 4.5%, 1/15/23	182,000	179,725
Multi-Color Corp., 6.125%, 12/01/22 (n)	120,000	124,500
Reynolds Group, 5.75%, 10/15/20	55,000	57,269
Reynolds Group, 8.25%, 2/15/21	200,000	210,750
Sealed Air Corp., 4.875%, 12/01/22 (n)	95,000	95,713
Sealed Air Corp., 5.125%, 12/01/24 (n)	35,000	35,613
Signode Industrial Group, 6.375%, 5/01/22 (n)	140,000	140,000

		$1,319,831
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$300,000	$345,668
Ducommun, Inc., 9.75%, 7/15/18	170,000	179,775

		$525,443
Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 3/01/18	$105,000	$107,415
Avaya, Inc., 10.5%, 3/01/21 (n)	55,000	47,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - continued
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	$322,000	$320,959

		$475,399
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$125,000	$111,406
Advanced Micro Devices, Inc., 7.5%, 8/15/22	40,000	35,200
Advanced Micro Devices, Inc., 7%, 7/01/24	75,000	63,000
Lam Research Corp., 2.75%, 3/15/20	259,000	260,600
Micron Technology, Inc., 5.875%, 2/15/22	90,000	94,500
Micron Technology, Inc., 5.5%, 2/01/25 (n)	80,000	79,392
NXP B.V., 5.75%, 3/15/23 (n)	200,000	213,000
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	50,000	53,313
Sensata Technologies B.V., 5%, 10/01/25 (n)	50,000	50,469
Tyco Electronics Group S.A., 3.5%, 2/03/22	126,000	129,343

		$1,090,223
Emerging Market Quasi-Sovereign - 1.8%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$202,000	$210,080
Korea Gas Corp., 2.25%, 7/25/17 (n)	370,000	374,435
Petroleos Mexicanos, 5.5%, 1/21/21	178,000	194,752
Petroleos Mexicanos, 4.875%, 1/24/22	110,000	115,638
Petroleos Mexicanos, 4.875%, 1/18/24	15,000	15,643
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	191,000	189,950
Petroleos Mexicanos, 6.5%, 6/02/41	127,000	139,065
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	10,000	9,740
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	10,000	9,884
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	79,871	82,736
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	200,000	195,785
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	200,000	195,312

		$1,733,020
Emerging Market Sovereign - 0.9%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$27,000	$28,890
Republic of Hungary, 5.375%, 2/21/23	216,000	238,789
Republic of Philippines, 6.375%, 10/23/34	126,000	174,510
Republic of Romania, 4.375%, 8/22/23 (n)	14,000	14,794
Republic of Slovakia, 4.375%, 5/21/22 (n)	200,000	222,750
Russian Federation, 4.875%, 9/16/23	200,000	198,000

		$877,733
Energy - Independent - 3.4%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$30,000	$20,550
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	80,000	54,800
Anadarko Petroleum Corp., 3.45%, 7/15/24	500,000	502,978

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Baytex Energy Corp., 5.625%, 6/01/24 (n)	$105,000	$101,325
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	70,000	67,725
Chaparral Energy, Inc., 7.625%, 11/15/22	185,000	148,000
Chesapeake Energy Corp., 5.75%, 3/15/23	125,000	123,438
Concho Resources, Inc., 6.5%, 1/15/22	80,000	84,000
Concho Resources, Inc., 5.5%, 4/01/23	155,000	157,325
EP Energy LLC, 9.375%, 5/01/20	105,000	114,056
EP Energy LLC, 7.75%, 9/01/22	165,000	173,250
EQT Corp., 4.875%, 11/15/21	198,000	210,779
Halcon Resources Corp., 8.875%, 5/15/21	105,000	73,763
Hess Corp., 8.125%, 2/15/19	120,000	143,993
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	35,000	36,400
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	15,000	13,566
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	172,000	148,350
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	55,000	44,138
MEG Energy Corp., 6.5%, 3/15/21 (n)	95,000	92,150
MEG Energy Corp., 7%, 3/31/24 (n)	50,000	48,250
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	108,000	104,220
Oasis Petroleum, Inc., 6.875%, 3/15/22	110,000	112,475
QEP Resources, Inc., 5.25%, 5/01/23	165,000	165,000
Rosetta Resources, Inc., 5.625%, 5/01/21	160,000	169,616
RSP Permian, Inc., 6.625%, 10/01/22 (n)	105,000	109,200
Sanchez Energy Corp., 6.125%, 1/15/23	90,000	85,500
SM Energy Co., 6.5%, 11/15/21	130,000	135,850
SM Energy Co., 6.125%, 11/15/22 (n)	65,000	67,763

		$3,308,460
Energy - Integrated - 1.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$106,000	$117,351
BP Capital Markets PLC, 4.742%, 3/11/21	240,000	270,546
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	214,000	205,440
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	290,000	262,813
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	142,000	132,060
Petro-Canada, 6.05%, 5/15/18	500,000	561,967

		$1,550,177
Entertainment - 0.7%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$120,000	$132,300
Cedar Fair LP, 5.25%, 3/15/21	115,000	120,175
Cedar Fair LP, 5.375%, 6/01/24	45,000	46,913
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	81,600
Cinemark USA, Inc., 4.875%, 6/01/23	70,000	70,259
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	95,000	98,202

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - continued
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	$115,000	$118,738

		$668,187
Financial Institutions - 3.8%
Aircastle Ltd., 4.625%, 12/15/18	$95,000	$99,038
Aircastle Ltd., 5.125%, 3/15/21	70,000	73,063
Aircastle Ltd., 5.5%, 2/15/22	50,000	52,875
Aviation Capital Group, 4.625%, 1/31/18 (n)	70,000	73,009
Aviation Capital Group, 6.75%, 4/06/21 (n)	100,000	115,863
CIT Group, Inc., 5.25%, 3/15/18	110,000	114,950
CIT Group, Inc., 6.625%, 4/01/18 (n)	232,000	249,678
CIT Group, Inc., 5.5%, 2/15/19 (n)	140,000	147,875
CIT Group, Inc., 3.875%, 2/19/19	320,000	320,800
CIT Group, Inc., 5%, 8/15/22	105,000	107,888
Credit Acceptance Co., 7.375%, 3/15/23 (n)	105,000	108,938
General Electric Capital Corp., 6%, 8/07/19	130,000	151,481
General Electric Capital Corp., 5.5%, 1/08/20	250,000	287,897
General Electric Capital Corp., 3.1%, 1/09/23	265,000	271,835
Icahn Enterprises LP, 6%, 8/01/20	120,000	129,000
Icahn Enterprises LP, 5.875%, 2/01/22	135,000	141,581
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	280,000	286,443
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	201,258
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	70,000	70,525
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	160,000	162,400
Navient Corp., 5.875%, 3/25/21	75,000	75,375
PHH Corp., 6.375%, 8/15/21	20,000	19,975
SLM Corp., 8%, 3/25/20	225,000	253,688
SLM Corp., 7.25%, 1/25/22	105,000	113,345
SLM Corp., 6.125%, 3/25/24	55,000	53,488

		$3,682,268
Food & Beverages - 2.6%
Constellation Brands, Inc., 4.25%, 5/01/23	$105,000	$106,050
Darling Ingredients, Inc., 5.375%, 1/15/22	105,000	105,656
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	430,000	426,690
Kraft Foods Group, Inc., 6.125%, 8/23/18	130,000	146,380
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	85,000	93,658
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	156,000	178,661
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	414,000	432,707
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	185,000	193,788
Tyson Foods, Inc., 4.5%, 6/15/22	202,000	218,521
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	141,000	144,008
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	424,000	440,417

		$2,486,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.3%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$240,000	$242,670

Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/20 (n)	$90,000	$58,500
Tembec Industries, Inc., 9%, 12/15/19 (n)	75,000	72,750

		$131,250
Gaming & Lodging - 1.6%
Boyd Gaming Corp., 6.875%, 5/15/23	$85,000	$86,488
CCM Merger, Inc., 9.125%, 5/01/19 (n)	125,000	135,625
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	50,000	39,000
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	115,000	121,613
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	145,000	152,794
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	40,000	43,500
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)	25,000	25,875
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	100,000	103,500
MGM Resorts International, 6.625%, 12/15/21	100,000	107,500
MGM Resorts International, 6%, 3/15/23	80,000	82,900
RHP Hotel Properties, 5%, 4/15/23 (n)	35,000	35,000
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	135,000	137,025
Wyndham Worldwide Corp., 5.625%, 3/01/21	430,000	476,698

		$1,547,518
Industrial - 1.0%
Anixter, Inc., 5.125%, 10/01/21	$120,000	$123,900
Dematic S.A., 7.75%, 12/15/20 (n)	165,000	173,250
Howard Hughes Corp., 6.875%, 10/01/21 (n)	140,000	147,000
Johns Hopkins University, 5.25%, 7/01/19	59,000	66,260
Princeton University, 4.95%, 3/01/19	310,000	348,646
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	95,850

		$954,906
Insurance - 2.3%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$425,000	$422,545
American International Group, Inc., 5.85%, 1/16/18	200,000	221,596
American International Group, Inc., 3.375%, 8/15/20	250,000	260,112
MetLife, Inc., 1.756%, 12/15/17	82,000	82,914
Principal Financial Group, Inc., 8.875%, 5/15/19	250,000	311,088
Unum Group, 7.125%, 9/30/16	445,000	478,523
Unum Group, 4%, 3/15/24	430,000	446,567

		$2,223,345

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - 1.7%
Aon Corp., 3.5%, 9/30/15		$350,000	$353,242
CNA Financial Corp., 5.875%, 8/15/20		390,000	449,288
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		299,000	326,457
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		500,000	531,875

			$1,660,862
International Market Quasi-Sovereign - 0.9%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$450,000	$521,918
Eksportfinans A.S.A., 5.5%, 5/25/16		295,000	305,328

			$827,246
International Market Sovereign - 14.0%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	448,000	$626,660
Commonwealth of Australia, 5.75%, 5/15/21	AUD	428,000	389,970
Federal Republic of Germany, 3.25%, 7/04/21	EUR	82,000	107,279
Federal Republic of Germany, 1.75%, 2/15/24	EUR	114,000	139,869
Federal Republic of Germany, 6.25%, 1/04/30	EUR	200,000	385,126
Federal Republic of Germany, 2.5%, 7/04/44	EUR	122,000	181,134
Government of Canada, 4.25%, 6/01/18	CAD	111,000	98,953
Government of Canada, 3.25%, 6/01/21	CAD	217,000	196,544
Government of Canada, 5.75%, 6/01/33	CAD	64,000	79,980
Government of Canada, 4%, 6/01/41	CAD	36,000	39,141
Government of Japan, 1.1%, 6/20/20	JPY	62,600,000	529,785
Government of Japan, 0.8%, 6/20/23	JPY	29,000,000	243,502
Government of Japan, 2.1%, 9/20/24	JPY	63,500,000	592,975
Government of Japan, 2.2%, 9/20/27	JPY	56,350,000	540,382
Government of Japan, 1.5%, 3/20/34	JPY	27,800,000	238,047
Government of Japan, 2.4%, 3/20/37	JPY	53,000,000	516,052
Government of Japan, 1.8%, 3/20/43	JPY	18,000,000	156,862
Government of New Zealand, 5.5%, 4/15/23	NZD	316,000	256,482
Government of Norway, 3.75%, 5/25/21	NOK	757,000	111,902
Government of Norway, 3%, 3/14/24	NOK	772,000	111,894
Kingdom of Belgium, 4.25%, 9/28/21	EUR	170,000	233,086
Kingdom of Belgium, 2.6%, 6/22/24	EUR	332,000	425,603
Kingdom of Denmark, 3%, 11/15/21	DKK	591,000	102,283
Kingdom of Denmark, 1.5%, 11/15/23	DKK	490,000	78,500
Kingdom of Spain, 5.4%, 1/31/23	EUR	451,000	633,056
Kingdom of Spain, 5.5%, 7/30/17	EUR	127,000	155,476
Kingdom of Spain, 4.6%, 7/30/19	EUR	490,000	625,834
Kingdom of Sweden, 5%, 12/01/20	SEK	800,000	118,474
Kingdom of Sweden, 3.5%, 6/01/22	SEK	550,000	78,184
Kingdom of the Netherlands, 2%, 7/15/24	EUR	148,000	183,145
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	128,000	219,032
Republic of Austria, 1.75%, 10/20/23	EUR	258,000	311,533

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of France, 6%, 10/25/25	EUR	278,000	$464,341
Republic of France, 4.75%, 4/25/35	EUR	346,000	605,124
Republic of Iceland, 4.875%, 6/16/16 (n)		$166,000	171,823
Republic of Ireland, 4.5%, 4/18/20	EUR	32,000	42,018
Republic of Ireland, 5.4%, 3/13/25	EUR	40,000	60,832
Republic of Italy, 5.25%, 8/01/17	EUR	744,000	906,605
Republic of Italy, 3.75%, 3/01/21	EUR	910,000	1,145,283
United Kingdom Treasury, 8%, 6/07/21	GBP	76,000	160,363
United Kingdom Treasury, 2.25%, 9/07/23	GBP	177,000	281,635
United Kingdom Treasury, 4.25%, 12/07/27	GBP	209,000	397,382
United Kingdom Treasury, 4.25%, 3/07/36	GBP	168,000	333,392
United Kingdom Treasury, 3.25%, 1/22/44	GBP	132,000	231,393

			$13,506,936
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$205,000	$212,134
Baidu, Inc., 3.5%, 11/28/22		200,000	201,816

			$413,950
Machinery & Tools - 0.4%
H&E Equipment Services Co., 7%, 9/01/22		$140,000	$147,700
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		140,000	116,550
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		95,000	79,800

			$344,050
Major Banks - 8.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$400,000	$418,773
Bank of America Corp., 6.5%, 8/01/16		430,000	455,711
Bank of America Corp., 1.75%, 6/05/18		250,000	249,783
Bank of America Corp., 4.125%, 1/22/24		428,000	448,693
Bank of America Corp., FRN, 6.1%, 12/29/49		275,000	277,406
Barclays Bank PLC, 2.5%, 2/20/19		380,000	387,116
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		320,000	358,164
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		360,000	408,150
Goldman Sachs Group, Inc., 5.75%, 1/24/22		409,000	471,687
Goldman Sachs Group, Inc., FRN, 0.953%, 5/22/17		200,000	200,034
Goldman Sachs Group, Inc., FRN, 1.373%, 11/15/18		180,000	181,811
Goldman Sachs Group, Inc., FRN, 1.297%, 10/23/19		100,000	100,420
ING Bank N.V., 3.75%, 3/07/17 (n)		407,000	424,459
ING Bank N.V., 5.8%, 9/25/23 (n)		422,000	476,451
JPMorgan Chase & Co., 2.2%, 10/22/19		320,000	319,276
JPMorgan Chase & Co., 4.625%, 5/10/21		360,000	396,437
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		150,000	153,000
Merrill Lynch & Co., Inc., 6.4%, 8/28/17		40,000	44,062

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 7.3%, 5/13/19	$110,000	$130,399
Morgan Stanley, 5.625%, 9/23/19	180,000	203,611
Morgan Stanley, 3.7%, 10/23/24	516,000	525,768
Morgan Stanley, FRN, 1.532%, 2/25/16	270,000	271,866
Royal Bank of Scotland PLC, 2.55%, 9/18/15	94,000	94,437
Royal Bank of Scotland PLC, 6%, 12/19/23	509,000	553,553
Westpac Banking Corp., 2%, 8/14/17	450,000	457,799

		$8,008,866
Medical & Health Technology & Services - 2.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$237,000	$241,491
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	20,000	20,750
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	235,000	250,865
Davita Healthcare Partners, Inc., 5%, 5/01/25	130,000	129,188
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	75,000	81,563
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	85,000	92,225
HCA, Inc., 4.25%, 10/15/19	105,000	108,980
HCA, Inc., 7.5%, 2/15/22	170,000	198,900
HCA, Inc., 5.875%, 3/15/22	125,000	139,688
HCA, Inc., 5%, 3/15/24	80,000	83,400
HealthSouth Corp., 5.125%, 3/15/23	135,000	138,375
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	190,000	190,792
LifePoint Hospitals, Inc., 5.5%, 12/01/21	140,000	147,175
McKesson Corp., 3.25%, 3/01/16	340,000	346,032
Tenet Healthcare Corp., 8%, 8/01/20	160,000	167,200
Tenet Healthcare Corp., 4.5%, 4/01/21	135,000	133,650
Tenet Healthcare Corp., 8.125%, 4/01/22	60,000	65,400
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	97,913

		$2,633,587
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 8/01/20	$62,000	$65,565
DJO Finco, Inc., 8.125%, 6/15/21 (n)	85,000	87,550
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	52,000	55,905
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	70,000	70,525
Teleflex, Inc., 5.25%, 6/15/24	70,000	71,400

		$350,945
Metals & Mining - 3.5%
ArcelorMittal S.A., 7%, 2/25/22	$30,000	$32,775
Barrick Gold Corp., 4.1%, 5/01/23	416,000	412,335
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	109,000	115,351
Century Aluminum Co., 7.5%, 6/01/21 (n)	105,000	106,575
Commercial Metals Co., 4.875%, 5/15/23	80,000	76,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Consol Energy, Inc., 5.875%, 4/15/22	$120,000	$111,900
Consol Energy, Inc., 8%, 4/01/23 (n)	70,000	72,275
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	120,000	120,000
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	201,000
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	150,000	149,408
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	250,000	250,333
Glencore Funding LLC, 2.125%, 4/16/18 (n)	200,000	199,572
Glencore Funding LLC, FRN, 1.444%, 5/27/16 (n)	470,000	471,354
GrafTech International Co., 6.375%, 11/15/20	115,000	108,100
Hudbay Minerals, Inc., 9.5%, 10/01/20	90,000	96,300
Kinross Gold Corp., 5.95%, 3/15/24	295,000	286,599
Lundin Mining Corp., 7.5%, 11/01/20 (n)	60,000	64,875
Lundin Mining Corp., 7.875%, 11/01/22 (n)	80,000	86,551
Steel Dynamics, Inc., 5.125%, 10/01/21	55,000	55,688
Steel Dynamics, Inc., 5.25%, 4/15/23	60,000	61,350
Steel Dynamics, Inc., 5.5%, 10/01/24	55,000	56,719
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	65,000	66,625
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	35,000	35,875
Suncoke Energy, Inc., 7.625%, 8/01/19	37,000	37,370
TMS International Corp., 7.625%, 10/15/21 (n)	80,000	79,600
Walter Energy, Inc., 9.5%, 10/15/19 (n)	55,000	30,388

		$3,384,918
Midstream - 4.9%
AmeriGas Finance LLC, 6.75%, 5/20/20	$165,000	$176,550
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	347,000	348,713
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	85,000	88,060
Colorado Interstate Gas Co., 6.8%, 11/15/15	32,000	32,840
Crestwood Midstream Partners LP, 6%, 12/15/20	85,000	89,038
Crestwood Midstream Partners LP, 6.125%, 3/01/22	65,000	67,844
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	40,000	42,127
El Paso Corp., 7.75%, 1/15/32	250,000	294,525
Energy Transfer Equity LP, 7.5%, 10/15/20	125,000	142,813
Energy Transfer Partners LP, 4.05%, 3/15/25	436,000	425,243
Enterprise Products Partners LP, 6.3%, 9/15/17	400,000	443,185
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	55,000	55,688
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	115,000	117,588
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	170,000	170,379
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	360,000	381,396
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	65,000	67,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	$146,000	$144,175
ONEOK Partners LP, 3.2%, 9/15/18	160,000	163,660
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	203,500
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	101,625
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	84,000	84,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	40,000	41,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	40,000	38,400
Sunoco Logistics Partners LP, 4.25%, 4/01/24	172,000	174,386
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	35,000	36,138
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	70,000	70,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	35,000	35,263
TransCanada PipeLines Ltd., 1.875%, 1/12/18	163,000	164,720
Williams Cos., Inc., 3.7%, 1/15/23	116,000	113,196
Williams Cos., Inc., 4.55%, 6/24/24	400,000	409,286

		$4,723,738
Miscellaneous Revenue - Other - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$390,000	$395,460

Mortgage-Backed - 0.6%
Fannie Mae, 6.5%, 11/01/36 (f)	$106,549	$123,245
Fannie Mae, 6%, 2/01/37 (f)	69,020	78,933
Freddie Mac, 4.224%, 3/25/20	275,759	304,690
Ginnie Mae, 9%, 5/15/16 - 12/15/16	6,609	6,711
Ginnie Mae, 6.357%, 4/20/58	71,878	75,077

		$588,656

Municipals - 0.1%
University of California Limited Project Rev., “I”, 5%, 5/15/25	$105,000	$129,169

Network & Telecom - 2.0%
AT&T, Inc., 2.45%, 6/30/20	$440,000	$435,844
Centurylink, Inc., 6.45%, 6/15/21	80,000	85,300
Centurylink, Inc., 6.75%, 12/01/23	30,000	32,025
Centurylink, Inc., 7.65%, 3/15/42	110,000	106,700
Citizens Communications Co., 9%, 8/15/31	90,000	88,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 8.125%, 10/01/18	$50,000	$55,156
Frontier Communications Corp., 6.25%, 9/15/21	35,000	33,709
Frontier Communications Corp., 7.125%, 1/15/23	30,000	28,725
Telecom Italia Capital, 6%, 9/30/34	40,000	39,800
Verizon Communications, Inc., 6.1%, 4/15/18	500,000	562,074
Verizon Communications, Inc., 5.15%, 9/15/23	450,000	502,565

		$1,970,548
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$135,000	$134,325
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	105,000	86,625
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	90,000	73,800
Transocean, Inc., 6%, 3/15/18	400,000	407,000

		$701,750
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$75,000	$78,469
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	115,000	113,850
Marathon Petroleum Corp., 3.625%, 9/15/24	225,000	227,303

		$419,622
Other Banks & Diversified Financials - 3.7%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$135,000	$140,615
Bancolombia S.A., 5.95%, 6/03/21	102,000	112,761
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	10,000	10,675
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)	10,000	10,245
Citigroup, Inc., 8.5%, 5/22/19	373,000	460,181
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	243,000	328,050
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	200,000	201,727
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	248,000	258,049
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	590,000	591,909
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	205,000	236,514
Macquarie Bank Ltd., 5%, 2/22/17 (n)	167,000	177,387
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	200,000	200,771
Synchrony Financial, 1.875%, 8/15/17	170,000	170,622
Union Bank, 3%, 6/06/16	690,000	704,398

		$3,603,904
Pharmaceuticals - 1.8%
AbbVie, Inc., 3.2%, 11/06/22	$410,000	$411,811
Actavis Funding SCS, 4.75%, 3/15/45	334,000	330,746
Celgene Corp., 2.45%, 10/15/15	130,000	130,803
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	155,000	164,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Hospira, Inc., 6.05%, 3/30/17	$130,000	$140,672
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	110,000	115,225
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	10,000	10,058
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	177,863
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,850
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	25,000	25,500
Vantage Point Imaging, 7.5%, 7/15/21 (n)	50,000	54,700
VRX Escrow Corp., 5.875%, 5/15/23 (n)	75,000	77,719

		$1,698,635

Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$320,000	$364,170

Precious Metals & Minerals - 0.3%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$120,000	$122,400
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	145,000	142,825

		$265,225
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 6/15/18 (z)	$9,917	$10,413
Gannett Co., Inc., 5.125%, 7/15/20	45,000	47,025
Gannett Co., Inc., 4.875%, 9/15/21 (n)	50,000	50,375
Gannett Co., Inc., 6.375%, 10/15/23	95,000	101,175
Nielsen Finance LLC, 5%, 4/15/22 (n)	155,000	155,581
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	55,000	57,613
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	5,000	5,238

		$427,420
Railroad & Shipping - 0.6%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$250,000	$297,309
CSX Corp., 4.1%, 3/15/44	285,000	271,488

		$568,797
Real Estate - Apartment - 0.5%
ERP Operating, REIT, 5.125%, 3/15/16	$450,000	$465,035

Real Estate - Healthcare - 0.6%
HCP, Inc., REIT, 5.375%, 2/01/21	$283,000	$316,953
Health Care REIT, Inc., 2.25%, 3/15/18	119,000	120,569
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	80,000	85,700
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	60,000	64,800

		$588,022

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$193,000	$204,962
Vornado Realty LP, REIT, 2.5%, 6/30/19	251,000	253,534

		$458,496

Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$315,000	$327,600
Felcor Lodging LP, REIT, 5.625%, 3/01/23	140,000	146,300

		$473,900
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$82,000	$96,562

Retailers - 2.2%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$576,000	$593,346
Best Buy Co., Inc., 5.5%, 3/15/21	145,000	152,613
Bon Ton Stores, Inc., 8%, 6/15/21	80,000	64,800
Dollar General Corp., 3.25%, 4/15/23	243,000	235,884
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	83,000	79,680
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	160,000	168,800
Gap, Inc., 5.95%, 4/12/21	379,000	436,022
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	65,000	62,075
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	80,000	85,800
Rite Aid Corp., 9.25%, 3/15/20	80,000	87,760
Rite Aid Corp., 6.75%, 6/15/21	35,000	36,838
Rite Aid Corp., 6.125%, 4/01/23 (n)	25,000	26,000
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	55,000	57,888

		$2,087,506
Specialty Chemicals - 0.2%
Chemtura Corp., 5.75%, 7/15/21	$170,000	$174,675

Specialty Stores - 0.4%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$105,000	$111,300
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	145,000	145,725
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	120,000	126,600

		$383,625
Supermarkets - 0.5%
Kroger Co., 3.85%, 8/01/23	$418,000	$437,847

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$300,000	$300,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supranational - continued
Corporacion Andina de Fomento, 4.375%, 6/15/22	$420,000	$460,365

		$760,365
Telecommunications - Wireless - 3.1%
American Tower Corp., REIT, 4.7%, 3/15/22	$328,000	$347,466
Crown Castle International Corp., 4.875%, 4/15/22	35,000	36,313
Crown Castle International Corp., 5.25%, 1/15/23	90,000	94,883
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	363,000	416,694
Numericable Group S.A., 6%, 5/15/22 (n)	200,000	201,750
Rogers Communications, Inc., 6.8%, 8/15/18	200,000	230,733
SBA Tower Trust, 2.898%, 10/15/44 (n)	377,000	380,467
Sprint Capital Corp., 6.875%, 11/15/28	125,000	112,813
Sprint Corp., 7.875%, 9/15/23	150,000	152,535
Sprint Corp., 7.125%, 6/15/24	110,000	106,425
Sprint Nextel Corp., 9%, 11/15/18 (n)	55,000	63,044
Sprint Nextel Corp., 6%, 11/15/22	110,000	105,325
T-Mobile USA, Inc., 6.125%, 1/15/22	15,000	15,731
T-Mobile USA, Inc., 6.5%, 1/15/24	50,000	52,750
T-Mobile USA, Inc., 6.464%, 4/28/19	50,000	51,656
T-Mobile USA, Inc., 6.25%, 4/01/21	185,000	195,175
T-Mobile USA, Inc., 6.633%, 4/28/21	60,000	63,978
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	201,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	208,500

		$3,037,738
Telephone Services - 0.4%
Level 3 Financing, Inc., 8.625%, 7/15/20	$40,000	$43,150
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	70,000	70,175
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	55,000	54,725
Qwest Corp., 6.5%, 6/01/17	180,000	195,140

		$363,190
Tobacco - 0.9%
Altria Group, Inc., 9.25%, 8/06/19	$91,000	$115,704
Lorillard Tobacco Co., 8.125%, 6/23/19	194,000	235,339
Lorillard Tobacco Co., 6.875%, 5/01/20	170,000	199,790
Reynolds American, Inc., 6.75%, 6/15/17	300,000	330,226

		$881,059
Transportation - Services - 0.8%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$340,000	$378,238
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	87,000	88,523
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	95,000	86,688
Stena AB, 7%, 2/01/24 (n)	200,000	193,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - continued
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	$27,000	$24,840

		$771,289
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$20,000	$20,590

Utilities - Electric Power - 2.4%
Calpine Corp., 5.5%, 2/01/24	$115,000	$114,713
CMS Energy Corp., 5.05%, 3/15/22	196,000	218,656
Covanta Holding Corp., 7.25%, 12/01/20	125,000	132,500
Covanta Holding Corp., 6.375%, 10/01/22	40,000	42,600
Covanta Holding Corp., 5.875%, 3/01/24	45,000	46,350
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	14,000	14,572
Enel Finance International S.A., 6.25%, 9/15/17 (n)	260,000	286,511
Exelon Generation Co. LLC, 5.2%, 10/01/19	150,000	166,352
Exelon Generation Co. LLC, 4.25%, 6/15/22	137,000	140,810
NRG Energy, Inc., 8.25%, 9/01/20	235,000	247,126
NRG Energy, Inc., 6.25%, 7/15/22	45,000	47,138
NRG Energy, Inc., 6.625%, 3/15/23	110,000	114,950
Oncor Electric Delivery Co., 4.1%, 6/01/22	302,000	325,566
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	430,000	440,531

		$2,338,375
Total Bonds (Identified Cost, $102,831,159)		$104,017,552

Floating Rate Loans (g)(r) - 1.4%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$69,641	$69,476

Building - 0.2%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20	$109,680	$109,589
HD Supply, Inc., Term Loan B, 4%, 6/28/18	60,275	60,365

		$169,954
Business Services - 0.0%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 11/17/21	$31,511	$31,576

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$58,798	$58,892

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$84,277	$84,119

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$72,421	$72,444

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$51,173	$51,158

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$97,957	$98,113

Energy - Independent - 0.0%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$48,449	$47,649

Entertainment - 0.0%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$41,981	$42,156

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20	$91,239	$91,353

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$92,191	$92,383

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$70,933	$70,738

Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/21	$32,164	$32,275

Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$66,936	$67,308

Transportation - Services - 0.1%
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/15/19	$129,329	$129,329

Utilities - Electric Power - 0.1%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$102,989	$101,702
Total Floating Rate Loans (Identified Cost, $1,309,395)		$1,310,625

Common Stocks - 0.2%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$9,972

Special Products & Services - 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF	2,000	$181,820
Total Common Stocks (Identified Cost, $199,505)		$191,792

Portfolio of Investments (unaudited) – continued

Money Market Funds - 5.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	5,257,742	$5,257,742
Total Investments (Identified Cost, $109,597,801)		$110,777,711

Other Assets, Less Liabilities - (14.5)%		(14,018,111)
Net Assets - 100.0%		$96,759,600

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,102,364, representing 31.1% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$3,965	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	6,250	—
Total	$10,215	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$10,000	$10,413
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18	5/19/15	199,988	199,815
Total Restricted Securities			$210,228
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund

Portfolio of Investments (unaudited) – continued

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 5/31/15

Forward Foreign Currency Exchange Contracts at 5/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Brown Brothers Harriman	147,474	7/10/15	$158,421	$162,053	$3,632
SELL	JPY	Deutsche Bank AG	119,211,442	7/10/15	991,701	960,991	30,710
SELL	JPY	Royal Bank of Scotland PLC	8,688,289	7/10/15	72,952	70,038	2,914
SELL	NZD	Westpac Banking Corp.	560,040	7/10/15	419,977	395,952	24,025
BUY	SEK	Deutsche Bank AG	1,133,688	7/10/15	131,228	133,059	1,831

							$63,112

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	329,100	7/10/15	$262,880	$251,103	$(11,777)
SELL	AUD	Westpac Banking Corp.	828,090	7/10/15	630,241	631,833	(1,592)
SELL	CAD	Merrill Lynch International Bank	522,632	7/10/15	417,181	419,999	(2,818)
BUY	DKK	Goldman Sachs International	662,472	7/10/15	100,531	97,633	(2,898)
SELL	DKK	JPMorgan Chase Bank N.A.	1,898,159	7/10/15	276,381	279,744	(3,363)
SELL	EUR	Deutsche Bank AG	132,219	7/10/15	142,700	145,290	(2,590)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	JPMorgan Chase Bank N.A.	5,427,259	7/10/15	$5,881,965	$5,963,784	$(81,819)
SELL	GBP	Barclays Bank PLC	460,315	7/10/15	684,633	703,349	(18,716)
SELL	GBP	Merrill Lynch International Bank	460,315	7/10/15	684,649	703,349	(18,700)
SELL	NOK	Goldman Sachs International	1,788,685	7/10/15	221,641	229,927	(8,286)
BUY	NZD	Goldman Sachs International	194,310	7/10/15	145,395	137,379	(8,016)
SELL	SEK	Credit Suisse Group	336,593	7/10/15	39,004	39,505	(501)
SELL	SEK	Deutsche Bank AG	571,124	7/10/15	66,185	67,032	(847)
SELL	SEK	Goldman Sachs International	1,342,272	7/10/15	155,496	157,540	(2,044)
SELL	SEK	Morgan Stanley Capital Services, Inc.	483,601	7/10/15	56,043	56,759	(716)

							$(164,683)

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	104	$13,279,500	September - 2015	$(61,032)

At May 31, 2015, the fund had cash collateral of $30,000 and other liquid securities with an aggregate value of $162,696 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $104,340,059)	$105,519,969
Underlying affiliated funds, at cost and value	5,257,742
Total investments, at value (identified cost, $109,597,801)	$110,777,711
Restricted cash	30,000
Receivables for
Forward foreign currency exchange contracts	63,112
Investments sold	373,155
Interest	1,230,052
Other assets	14,444
Total assets	$112,488,474
Liabilities
Notes payable	$15,100,000
Payable to custodian	64,112
Payables for
Distributions	26,750
Forward foreign currency exchange contracts	164,683
Daily variation margin on open futures contracts	30,875
Investments purchased	260,849
Payable to affiliates
Investment adviser	8,212
Transfer agent and dividend disbursing costs	551
Payable for independent Trustees’ compensation	148
Accrued interest expense	12,805
Accrued expenses and other liabilities	59,889
Total liabilities	$15,728,874
Net assets	$96,759,600
Net assets consist of
Paid-in capital	$100,439,968
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,012,836
Accumulated net realized gain (loss) on investments and foreign currency	(4,177,096)
Accumulated distributions in excess of net investment income	(516,108)
Net assets	$96,759,600
Shares of beneficial interest outstanding	10,717,991
Net asset value per share (net assets of $96,759,600 / 10,717,991 shares of beneficial interest outstanding)	$9.03

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$2,373,579
Dividends	4,046
Dividends from underlying affiliated funds	1,938
Total investment income	$2,379,563
Expenses
Management fee	$363,652
Transfer agent and dividend disbursing costs	9,188
Administrative services fee	12,499
Independent Trustees’ compensation	7,081
Stock exchange fee	11,842
Custodian fee	12,044
Interest expense	70,645
Shareholder communications	23,308
Audit and tax fees	35,740
Legal fees	1,126
Miscellaneous	18,183
Total expenses	$565,308
Fees paid indirectly	(36)
Net expenses	$565,272
Net investment income	$1,814,291
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$401,469
Futures contracts	(292,088)
Foreign currency	709,063
Net realized gain (loss) on investments and foreign currency	$818,444
Change in unrealized appreciation (depreciation)
Investments	$(1,567,766)
Futures contracts	53,826
Translation of assets and liabilities in foreign currencies	(156,965)
Net unrealized gain (loss) on investments and foreign currency translation	$(1,670,905)
Net realized and unrealized gain (loss) on investments and foreign currency	$(852,461)
Change in net assets from operations	$961,830

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/15 (unaudited)	Year ended 11/30/14
From operations
Net investment income	$1,814,291	$4,073,496
Net realized gain (loss) on investments and foreign currency	818,444	867,487
Net unrealized gain (loss) on investments and foreign currency translation	(1,670,905)	(1,289,107)
Change in net assets from operations	$961,830	$3,651,876
Distributions declared to shareholders
From net investment income	$(2,522,694)	$(4,454,009)
Change in net assets from fund share transactions	$—	$(53,977)
Total change in net assets	$(1,560,864)	$(856,110)
Net assets
At beginning of period	98,320,464	99,176,574
At end of period (including accumulated distributions in excess of net investment income of $516,108 and undistributed net investment income of $192,295, respectively)	$96,759,600	$98,320,464

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$961,830
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(25,953,873)
Proceeds from disposition of investment securities	27,977,481
Payments for futures contracts	(292,088)
Purchases of short-term investments, net	(2,185,202)
Realized gain/loss on investments	(401,469)
Realized gain/loss on futures contracts	292,088
Unrealized appreciation/depreciation on investments	1,567,766
Unrealized appreciation/depreciation on foreign currency contracts	158,994
Net amortization/accretion of income	196,667
Decrease in interest receivable	98,672
Decrease in accrued expenses and other liabilities	(38,376)
Decrease in payable for daily variation margin on open futures contracts	(7,875)
Increase in restricted cash	(30,000)
Increase in payable to custodian	64,112
Increase in other assets	(12,440)
Increase in interest payable	2,770
Net cash provided by operating activities	$2,399,057
Cash flows from financing activities:
Distributions paid in cash	(2,512,384)
Net cash used by financing activities	$(2,512,384)
Net decrease in cash	$(113,327)
Cash:
Beginning of period (including foreign currency of $4,867)	$49,215
End of period	$(64,112)

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2015 for interest was $67,875.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
			2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.17		$9.25	$9.57	$8.94	$9.17	$8.86
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.38	$0.40	$0.43	$0.43	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.07)		(0.04)	(0.24)	0.69	(0.19)	0.33
Total from investment operations	$0.10		$0.34	$0.16	$1.12	$0.24	$0.80
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.42)	$(0.49)	$(0.49)	$(0.48)	$(0.49)
Net increase from repurchase of capital shares	$—		$0.00 (w)	$0.01	$—	$0.01	$—
Net asset value, end of period (x)	$9.03		$9.17	$9.25	$9.57	$8.94	$9.17
Market value, end of period	$8.65		$8.38	$8.09	$8.86	$8.10	$8.38
Total return at market value (%)	6.11	(n)	8.85	(3.23)	15.75	2.45	11.47
Total return at net asset value (%) (j)(r)(s)(x)	1.23	(n)	4.17	2.44	13.28	3.33	9.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.14	1.13	1.18	1.07	1.11
Expenses after expense reductions (f)	N/A		1.14	1.13	1.18	1.07	1.10
Net investment income	3.74	(a)	4.08	4.31	4.64	4.67	5.23
Portfolio turnover	22	(n)	35	39	43	38	50
Net assets at end of period (000 omitted)	$96,760		$98,320	$99,177	$103,742	$96,941	$99,965
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	1.02	(a)	1.02	0.98	1.03	0.98	1.00
Senior Securities:
Total notes payable outstanding (000 omitted)	$15,100		$15,100	$15,100	$15,100	$9,100	$8,000
Asset coverage per $1,000 of indebtedness (k)	$7,408		$7,511	$7,568	$7,870	$11,653	$13,496

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$191,792	$—	$—	$191,792
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,590	—	20,590
Non-U.S. Sovereign Debt	—	17,705,300	—	17,705,300
Municipal Bonds	—	524,629	—	524,629
U.S. Corporate Bonds	—	61,934,168	—	61,934,168
Residential Mortgage-Backed Securities	—	702,023	—	702,023
Commercial Mortgage-Backed Securities	—	1,441,827	—	1,441,827
Asset-Backed Securities (including CDOs)	—	1,655,744	—	1,655,744
Foreign Bonds	—	20,033,271	—	20,033,271
Floating Rate Loans	—	1,310,625	—	1,310,625
Mutual Funds	5,257,742	—	—	5,257,742
Total Investments	$5,449,534	$105,328,177	$—	$110,777,711

Other Financial Instruments
Futures Contracts	$(61,032)	$—	$—	$(61,032)
Forward Foreign Currency Exchange Contracts	—	(101,571)	—	(101,571)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(61,032)
Foreign Exchange	Forward Foreign Currency Exchange	63,112	(164,683)
Total		$63,112	$(225,715)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(292,088)	$—
Foreign Exchange	—	728,655
Total	$(292,088)	$728,655

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$53,826	$—
Foreign Exchange	—	(158,994)
Total	$53,826	$(158,994)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of

Notes to Financial Statements (unaudited) – continued

Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Effective May 1, 2015, the fund seeks to pay monthly distributions based on an annual rate of 7.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$4,454,009

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$110,273,660
Gross appreciation	3,186,535
Gross depreciation	(2,682,484)
Net unrealized appreciation (depreciation)	$504,051

As of 11/30/14
Undistributed ordinary income	264,638
Capital loss carryforwards	(4,315,829)
Post-October capital loss deferral	(116,355)
Other temporary differences	(21,420)
Net unrealized appreciation (depreciation)	2,069,462

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried

Notes to Financial Statements (unaudited) – continued

forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/16	$(565,180)
11/30/17	(3,750,649)
Total	$(4,315,829)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2015, these fees paid to MFSC amounted to $1,987.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0258% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $177 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$92,596
Investments (non-U.S. Government securities)	$23,353,490	$26,040,996

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2015, there were no transactions in fund shares. The fund repurchased and retired 6,493 shares of beneficial interest during the year ended November 30, 2014 at an average price per share of $8.31 and a weighted average discount of 10.66% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/15		Year ended 11/30/14
	Shares	Amount	Shares	Amount
Capital shares reacquired	—	$—	(6,493)	$(53,977)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $20,000,000. This credit agreement matured on February 6, 2015. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $20,000,000 on substantially similar terms for an additional 364 day period which matures on February 5, 2016. At May 31, 2015, the fund had outstanding borrowings under this agreement in the amount of $15,100,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the daily one month LIBOR or the Overnight Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $70,645 during the period in connection with this loan agreement. The fund paid a commitment fee of $3,311 based on the average daily unused portion of the revolving secured line of credit which is included in “Miscellaneous” expense in the Statement of Operations. For the six months ended May 31, 2015, the average loan balance was $15,100,000 at a weighted average annual interest rate of 0.94%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,072,540	16,745,132	(14,559,930)	5,257,742

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,938	$5,257,742

(8) Subsequent Event

On July 16, 2015, the Board of Trustees of the fund approved a Plan of Liquidation and Termination for the fund (the “Plan”). The Plan is currently expected to take effect on or about September 9, 2015, after which time the fund will begin the orderly liquidation of its assets, determine and pay, or set aside in cash or cash equivalents, an amount at least equal to all known or reasonably ascertainable liabilities and obligations of the fund, including liabilities associated with the fund’s financial leverage, and make one or more liquidating distributions to the fund’s common shareholders. The fund may also begin to liquidate certain holdings prior to the effective date of the Plan. The fund has fixed the close of business on September 9, 2015 as the record date for determining the common shareholders of the fund entitled to receive liquidating distributions. As of that time, the share transfer books of the fund will be closed, and the trading of the fund’s shares on the New York Stock Exchange is expected to be suspended. The MFS Closed-End Funds Dividend Reinvestment and Cash Purchase Plan (the “DRIP”) for the fund will be terminated and shares held in the DRIP will be liquidated and proceeds will be remitted directly to shareholders participating in the DRIP. The recurring monthly distribution scheduled for September will be suspended and the August monthly distribution will be the final monthly distribution. The fund’s liquidating distributions will be paid in cash. It is currently anticipated that the liquidation will be completed on or about September 25, 2015.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2015, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six-month period ended May 31, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2014 and the financial highlights for each of the five years in the period ended November 30, 2014, and in our report dated January 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust I

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/14-12/31/14	0	N/A	0	1,071,799
1/01/15-1/31/15	0	N/A	0	1,071,799
2/01/15-2/28/15	0	N/A	0	1,071,799
3/01/15-3/31/15	0	N/A	0	1,071,799
4/01/15-4/30/15	0	N/A	0	1,071,799
5/01/15-5/31/15	0	N/A	0	1,071,799

Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 1,071,799.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.